Property and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 82,386	$ 78,661
Accumulated amortization	27,112	15,871
Depreciation and amortization expense	16,900	11,300	$ 9,100
Assets Under Capital Lease Obligations [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	20,400	20,900
Accumulated amortization	7,000	4,100
Wireless Internet Infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		3,866
Construction in process	$ 0	$ 9,800